787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 1, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Municipal Bond Fund, Inc.
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock Municipal Bond Fund, Inc. (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the BlackRock National Municipal Fund (the “Acquiring Fund”), a series of the Registrant, of all of the assets of the BlackRock Municipal Fund, also a series of the Registrant, and the BlackRock AMT-Free Municipal Bond Portfolio, a series of BlackRock Funds II, in exchange for the assumption by the Acquiring Fund of certain stated liabilities and Investor A, Investor B, Investor B1, Investor C, Investor C1, Institutional, BlackRock and Service Shares of the Registrant.

Pursuant to Rule 488, the Registration Statement designates an effective date of May 1, 2011. Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8294.

Sincerely,

/s/ Maria Gattuso

Maria Gattuso

Enclosures

cc: Aaron Wasserman, Esq., BlackRock Advisors, LLC

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